Filed with the Securities and Exchange Commission on
                    October 29, 1999

                            1933 Act Registration File No.33-84762
                                        1940 Act File No. 811-8648

                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.   ___

Post-Effective Amendment No.   9    X


                            and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No.   12    X



WT MUTUAL FUND
(Exact Name of Registrant as Specified in Charter)
1100 North Market Street, Wilmington, DE 19890
(Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code:
   (800) 254-3948

Robert J. Christian, President
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)


Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA  19103


It is proposed that this filing will become effective

    X  immediately upon filing pursuant to paragraph (b)
   __  on November 1, 1999 pursuant to paragraph (b)
   __  60 days after filing pursuant to paragraph (a)(1)
   __  on ______________ pursuant to paragraph (a)1
   __  75 days after filing pursuant to paragraph (a)(2)
   __  on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    X  This post-effective amendment designates a new
          effective date
   __  for a previously filed post-effective amendment.


     This Post-Effective Amendment Nos. 9/12 (the
"Amendment") incorporates by reference all of Parts A, B and C of Registrant's Post-Effective Amendment Nos. 8/11 which was filed on August 12, 1999 pursuant to Rule 485(a). The Amendment is being filed in order to change the effective date of Post-Effective Amendment Nos. 8/11 from October 29, 1999 to November 1, 1999.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, state of Delaware on the 29th day of October, 1999.

					WT MUTUAL FUND

					BY: /s/ Robert J. Christian
					    Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                   Date

/s/ Robert J. Christian
Robert J. Christian      Trustee, President      October 29, 1999

/s/ John J. Quindlen
John J. Quindlen*             Trustee            October 29, 1999

/s/ Robert H. Arnold
Robert H. Arnold*             Trustee            October 29, 1999

/s/ Nicholas A. Giordano
Nicholas A. Giordano*         Trustee            October 29, 1999

/s/ Pat Colletti
Pat Colletti*        Vice President, Treasurer   October 29, 1999


* By:	/s/ Robert J. Christian
          Robert J. Christian, Attorney in Fact
          (Pursuant to Power of Attorney)